Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net [Abstract]
DEPOSITS, PREPAYMENT, OTHER RECEIVABLES AND DEFERRED IPO COST, NET

NOTE 5 — DEPOSITS, PREPAYMENT, OTHER RECEIVABLES AND DEFERRED IPO COST, NET

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	June 30, 2025	December 31, 2024
Current
Other receivables	$571,297	$121,533
Deposits	1,086,845	73,917
Less: allowance for expected credit loss	-	(4)
	$1,658,142	$195,446

Deposit with a digital asset trading platform	$-	$1,000,000

Receivable from agents	$821,319	$1,191,795

Prepayments	$454,296	$197,706

Non-current
Prepayment	$274,167	$33,333
	$274,167	$33,333

The movement of allowances for expected credit loss is as follow:

	June 30, 2025	December 31, 2024
Balance at beginning of the year	$(14)	$(14)
Reversal of provision (Provision)	14	10
Ending balance	$-	$(14)

NOTE 6 — DEPOSITS, PREPAYMENT, OTHER RECEIVABLES AND DEFERRED IPO COST, NET

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	December 31,
	2024	2023
Current
Other receivables	$121,533	$15,910
Deposits	73,917	123,008
Deferred initial public offering “IPO” cost	-	373,677
Less: allowance for expected credit loss	(4)	(14)
	$195,446	$512,581

Deposit with a digital asset trading platform	$1,000,000	$-

Receivable from agents	$1,191,795	$-

Prepayments	$197,706	$1,262,228

Non-current
Prepayment	$33,333	$1,582,156
	$33,333	$1,582,156

Included in prepayment is an amount of $22,000 and $2,839,536 as of December 31, 2024 and 2023 respectively, being share-based compensation cost paid to consultants for services ranging from three to ten years and with termination clauses of one to three years respectively without any penalties. During the year, the scope of service was amended and accordingly the excess compensation was reversed against Additional Paid in Capital and the remaining value of service is recognized over the period of service in the Statement of Income.

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(14)	$(141)
Reversal of provision (Provision)	10	127
Ending balance	$(4)	$(14)